Condensed Consolidated Statement of Cash Flows (Unaudited) (USD $) In Thousands	9 Months Ended
	Jul. 29, 2011	Jul. 30, 2010
Operating Activities:
Income from continuing operations	$ 436,009	$ 315,161
Income from discontinued operations	1,300	0
Adjustments to continuing operations
Depreciation and amortization	50,669	44,870
Change in deferred income taxes	(11,883)	6,001
Excess income tax benefit from share-based payment awards	(17,837)	(5,446)
Contributions to retiree benefit plans	(134,352)	(73,876)
Retiree benefit plan expense	38,429	40,252
Other, net	18,369	7,192
Changes in Working Capital Items attributed to continuing operations, net of acquisition:
Accounts receivable, net	(64,902)	(7,231)
Inventories, net	(259,180)	(21,472)
Other current assets	(41,574)	1,067
Trade accounts payable	18,894	50,712
Employee compensation and benefits	(12,169)	(7,509)
Advance payments and progress billings	303,475	30,309
Other accrued liabilities	22,186	(7,101)
Net cash used by operating activities - continuing operations	346,134	372,929
Net cash provided by operating activities - discontinued operations	(2,444)	0
Net cash provided by operating activities	343,690	372,929
Investing Activities:
Property, plant and equipment acquired	(75,189)	(51,325)
Purchase of investment	(140,613)	0
Acquisition of business net of cash received	(1,041,161)	0
Other, net	2,514	(1,614)
Net cash used by investing activities, continuing operations	(1,254,449)	(52,939)
Net cash used by investing activities - discontinued operations	(361)	0
Net cash used by investing activities	(1,254,810)	(52,939)
Share-based payment awards	70,426	24,187
Dividends paid	(54,870)	(54,003)
Change in short and long-term obligations, net	508,861	(13,085)
Financing fees	(9,435)	0
Net cash provided (used) by financing activities	514,982	(42,901)
Net cash provided (used) by financing activities - discontinued operations	0	0
Net cash provided (used) by financing activities	514,982	(42,901)
Effect of Exchange Rate Changes on Cash and Cash Equivalents	23,649	(132)
(Decrease) Increase in Cash and Cash Equivalents	(372,489)	276,957
Cash and cash equivalents at Beginning of Period	815,581	471,685
Cash and cash equivalents at End of Period	$ 443,092	$ 748,642